PROMISSORY NOTES PAYABLE (Details Narrative) - USD ($)	9 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Debt Instrument [Line Items]
Notes payable	$ 308,057	$ 262,171
Unsecured Note Payable 1 [Member]
Debt Instrument [Line Items]
Notes payable	$ 250,000
Interest rate	8.00%
Maturity date	Jul. 13, 2024
Unsecured Note Payable 2 [Member]
Debt Instrument [Line Items]
Notes payable	$ 58,507
Interest rate	8.00%
Maturity date	Apr. 03, 2023